Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Discretionary Portfolio	Apr. 30, 2025
VIP Consumer Discretionary Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	24.59%
Past 5 years	13.38%
Past 10 years	12.20%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1505
Average Annual Return:
Past 1 year	24.48%
Past 5 years	16.03%
Past 10 years	14.04%